SCHEDULE OF OPERATING LEASE EXPENSE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating lease expense	$ 379,883	$ 245,587	$ 1,274,090	$ 978,504
Total lease expense	$ 379,883	$ 245,587	$ 1,274,090	$ 978,504